Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments [Line Items]
COMMITMENTS

NOTE 5 — COMMITMENTS

Registration Rights

The holders of Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants) and any securities that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders are also entitled to certain piggyback registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

NOTE 5 — COMMITMENTS

Registration Rights

The holders of Founder Shares (and any shares of Class A common stock issuable upon conversion of the Founder Shares), Private Placement Units, Private Placement Shares, Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants) and any securities that may be issued upon conversion of working capital loans, if any, have registration rights to require the Company to register the resale of any of its securities held by them (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement. These holders are also entitled to certain piggyback registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

FaZe Clan Inc. [Member]
Commitments [Line Items]
COMMITMENTS

8.      COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the three months ended March 31, 2022 and 2021 was $0.5 million and $0.3 million, respectively, and is included in general and administrative expense in the condensed consolidated statement of operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Future minimum lease payments, which include non-cancelable operating leases at March 31, 2022, are as follows:

Years ending December 31,	(in thousands)
2022 (remainder)	$2,123
2023	2,895
2024	1,977
2025	5
Thereafter	3
Total minimum lease payment	$7,003

9.      COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the years ended December 31, 2021 and 2020 was $1.4 million and $1.5 million, respectively, and is included in general and administrative expense in the consolidated statement of operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Future minimum lease payments, which include non-cancelable operating leases at December 31, 2021, are as follows:

Years ending December 31,	(in thousands)
2022	$2,834
2023	2,895
2024	1,977
2025	5
2026	3
Total minimum lease payment	$7,714